Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (583,689)	$ 1,762,447
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(556,030)	(2,136,694)
Unrealized gain on marketable securities held in Trust Account	(142)	(12,428)
Changes in operating assets and liabilities:
Prepaid expenses	8,076	(8,076)
Accounts payable and accrued expenses	877,453	(4,352)
Net cash used in operating activities	(254,332)	(399,103)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(108,000,000)
Cash withdrawn from Trust Account for redemption of Ordinary Shares	97,059,791
Cash withdrawn from Trust Account for working capital purposes	100,000
Net cash provided by (used in) investing activities	97,159,791	(108,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		105,300,000
Proceeds from sale of Private Units		3,950,000
Advance from related party		9,041
Repayment of advances from related party		(81,280)
Repayment of promissory note – related party		(34,259)
Payment of offering costs		(391,875)
Redemption of Ordinary Shares	(97,059,791)
Net cash (used in) provided by financing activities	(97,059,791)	108,751,627
Net Change in Cash	(154,332)	352,524
Cash – Beginning	352,524
Cash – Ending	198,192	352,524
Non-Cash Investing and Financing Activities:
Initial classification of Ordinary Shares subject to possible redemption		103,741,340
Change in value of Ordinary Shares subject to possible redemption	$ (583,687)	$ 1,762,651